S T A T E M E N T O F I N V E S T M E N T S M a r c h 3 1 , 2 0 1 9 ( U n a u d i t e d )
General American Investors

	Shares	COMMON STOCKS		Value (note 1a)
Consumer	Media (4.3%)
Discretionary	399,285	Discovery, Inc. (a)		$10,788,681
(14.8%)	359,199	GCI Liberty, Inc.- Class A (a)		19,975,056
	43,021	The Madison Square Garden Company (a)		12,610,746
			(Cost $35,335,791)	43,374,483

	Retailing (10.5%)
	18,000	Amazon.com, Inc. (a)		32,053,500
	220,004	Liberty Expedia Holdings, Inc. (a)		9,416,171
	375,000	Macy’s, Inc.		9,011,250
	1,055,037	The TJX Companies, Inc.		56,138,519
			(Cost $33,012,848)	106,619,440
			(Cost $68,348,639)	149,993,923

Consumer	Food, Beverage and Tobacco (11.8%)
Staples	225,118	Danone (France)		17,346,023
(16.3%)	93,210	Diageo plc ADR (United Kingdom)		15,250,088
	385,000	Nestle S.A. (Switzerland)		36,692,443
	160,000	PepsiCo, Inc.		19,608,000
	530,000	Unilever N.V. (Netherlands/United Kingdom)		30,784,642
			(Cost $53,737,595)	119,681,196

	Food and Staples Retailing (4.5%)
	85,200	Costco Wholesale Corporation		20,630,328
	415,782	The Kroger Co.		10,228,237
	176,800	Target Corporation		14,189,968
			(Cost $25,139,276)	45,048,533
			(Cost $78,876,871)	164,729,729

Energy	252,500	Anadarko Petroleum Corporation		11,483,700
(7.1%)	1,327,947	Cameco Corporation (Canada)		15,656,495
	1,325,000	Ensco plc - Class A (United Kingdom)		5,207,250
	3,830,440	Gulf Coast Ultra Deep Royalty Trust		107,252
	460,000	Halliburton Company		13,478,000
	1,300,000	Helix Energy Solutions Group, Inc. (a)		10,283,000
	168,000	Phillips 66		15,988,560
			(Cost $65,349,681)	72,204,257

Financials	Banks (2.8%)
(20.2%)	110,000	M&T Bank Corporation		17,272,200
	1,000,000	New York Community Bancorp, Inc.		11,570,000
			(Cost $11,559,019)	28,842,200

	Diversified Financials (3.8%)
	182,300	JPMorgan Chase & Co.		18,454,229
	370,000	Nelnet, Inc.		20,375,900
			(Cost $9,742,733)	38,830,129

	Insurance (13.6%)
	70,214	Aon plc (United Kingdom)		11,985,530
	1,080,000	Arch Capital Group Ltd. (a) (Bermuda)		34,905,600
	295,000	Axis Capital Holdings Limited (Bermuda)		16,160,100
	110	Berkshire Hathaway Inc.- Class A (a) (b)		33,133,650
	115,000	Everest Re Group, Ltd. (Bermuda)		24,835,400
	380,000	MetLife, Inc.		16,176,600
			(Cost $36,582,535)	137,196,880
			(Cost $57,884,287)	204,869,209

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S T A T E M E N T O F I N V E S T M E N T S M a r c h 3 1 , 2 0 1 9 ( U n a u d i t e d ) - c o n t i n u e d
General American Investors

	Shares	COMMON STOCKS (continued)		Value (note 1a)
Health Care	Pharmaceuticals, Biotechnology and Life Sciences
(7.4%)	1,416,926	Arantana Therapeutics, Inc. (a)		$5,100,934
	55,000	Celgene Corporation (a)		5,188,700
	333,600	Gilead Sciences, Inc.		21,687,336
	299,942	Intra-Cellular Therapies, Inc. (a)		3,653,293
	449,574	Kindred Biosciences, Inc. (a)		4,122,593
	185,191	Merck & Co., Inc.		15,402,335
	464,985	Paratek Pharmaceuticals, Inc. (a)		2,492,320
	330,808	Pfizer Inc.		14,049,416
	1,764,464	VBI Vaccines, Inc. (a) (Canada)		3,299,548
			(Cost $46,495,392)	74,996,475

Industrials	Capital Goods (4.0%)
(10.9%)	154,131	Eaton Corporation plc (Ireland)		12,416,793
	217,541	United Technologies Corporation		28,038,860
			(Cost $27,479,170)	40,455,653

	Commercial and Professional Services (4.8%)
	597,895	Republic Services, Inc.	(Cost $8,407,622)	48,058,800

	Transportation (2.1%)
	416,511	Delta Air Lines, Inc.	(Cost $21,327,337)	21,512,793
			(Cost $57,214,129)	110,027,246

Information	Semiconductors and Semiconductor Equipment (4.1%)
Technology	203,652	Applied Materials, Inc.		8,076,838
(27.0%)	177,850	ASML Holding N.V. (Netherlands)		33,444,693
			(Cost $9,264,556)	41,521,531

	Software and Services (13.7%)
	35,500	Alphabet Inc. (a)		41,652,505
	151,474	DXC Technology Company		9,741,293
	313,800	eBay Inc.		11,654,532
	76,500	Facebook, Inc. - Class A (a)		12,751,785
	400,686	Microsoft Corporation		47,256,907
	134,471	Worldpay, Inc. (a)		15,262,458
			(Cost $83,280,207)	138,319,480

	Technology, Hardware and Equipment (9.2%)
	89,000	Apple Inc.		16,905,550
	600,000	Cisco Systems, Inc.		32,394,000
	143,966	InterDigital, Inc.		9,498,877
	155,000	Lumentum Holdings Inc. (a)		8,763,700
	135,036	QUALCOMM Incorporated		7,701,103
	116,309	Universal Display Corporation		17,777,831
			(Cost $40,617,472)	93,041,061
			(Cost $133,162,235)	272,882,072

Miscellaneous		Other (c)	(Cost $40,916,655)	30,946,871
(3.1%)

Telecommunication	342,900	Vodafone Group plc ADR (United Kingdom)	(Cost $7,835,032)	6,233,922
Services
(0.6%)
		TOTAL COMMON STOCKS (107.4%)	(Cost $556,082,921)	1,086,883,704

	Warrant	WARRANT (a)
Technology,	281,409	Applied DNA Sciences, Inc./	(Cost $2,814)	5,403
Hardware And		November 14, 2019/$3.50
Equipment
(0.0%)

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S T A T E M E N T O F I N V E S T M E N T S M a r c h 3 1 , 2 0 1 9 ( U n a u d i t e d ) - c o n t i n u e d
General American Investors

Put Options	Contracts (100 shares each)	COMPANY/EXPIRATION DATE/EXERCISE PRICE		Value (note 1a)
Retailing	1,500	The TJX Companies, Inc./January 17, 2020/$42.50	(Cost $493,551)	$127,500
(0.0%)
Technology,	908	QUALCOMM Incorporated/April 18, 2019/$50	(Cost $82,453)	13,620
Hardware And
Equipment
(0.0%)		TOTAL PUT OPTIONS (0.0%)	(Cost $576,004)	141,120

	Shares	SHORT-TERM SECURITY AND OTHER ASSETS
	122,816,034	State Street Institutional Treasury Plus Money Market Fund,
		Trust Class, 2.32% (d) (12.1%)	(Cost $122,816,034)	122,816,034
TOTAL INVESTMENTS (e) (119.5%)			(Cost $679,477,773)	1,209,846,261
Liabilities in excess of receivables and other assets (-0.7%)				(7,506,898)
				1,202,339,363
PREFERRED STOCK (-18.8%)				(190,117,175)
NET ASSETS APPLICABLE TO COMMON STOCK (100%)				$1,012,222,188

ADR - American Depository Receipt

(a) Non-income producing security.

(b) Security is held as collateral for options written.

(c) Securities which have been held for less than one year, not previously disclosed, and not restricted.

(d) 7-day yield.

(e) At March 31, 2019, the cost of investments for Federal income tax purposes was $682,664,703; aggregate gross unrealized appreciation was $563,266,771; aggregate gross unrealized depreciation was $36,085,213; and net unrealized appreciation was $527,181,558.

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S T A T E M E N T O F O P T I O N S W R I T T E N M a r c h 3 1 , 2 0 1 9 ( U n a u d i t e d )

Call Options	Contracts (100 shares each)	COMPANY/EXPIRATION DATE/EXERCISE PRICE		Value (note 1a)
Retailing
(0.1%)	1,500	The TJX Companies, Inc./January 17, 2020/$52.50	(Premiums Received $371,944)	$735,000

Technology,	1,500	Cisco Systems, Inc./June 21, 2019/$50	(Premiums Received $632,931)	705,000
Hardware And		TOTAL CALL OPTIONS	(Premiums Received $1,004,875)	1,440,000
Equipment
(0.1%)

Put Options	Contracts (100 shares each)	COMPANY/EXPIRATION DATE/EXERCISE PRICE		Value (note1a)
Retailing	1,000	Macy’s, Inc./April 18, 2019/$25	(Premiums Received $149,699)	126,000
(0.0%)			(Total Premiums Received $1,154,574)	$1,566,000

*The maximum cash outlay if all call options are exercised is $17,875,000.

(see notes to unaudited statements of investments and options written)

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N O T E S T O S T A T E M E N T S (U n a u d i t e d)
General American Investors

1.	Significant Accounting Policies

a. Security Valuation Equity securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period. Equity securities reported on the NASDAQ national market are valued at the official closing price on that day. Listed and NASDAQ equity securities for which no sales are reported on that day and other securities traded in the over-the-counter market are valued at the last bid price (asked price for options written) on the valuation date. Equity securities traded primarily in foreign markets are valued at the closing price of such securities on their respective exchanges or markets. Corporate debt securities, domestic and foreign, are generally traded in the over-the-counter market rather than on a securities exchange. The Company utilizes the latest bid prices provided by independent dealers and information with respect to transactions in such securities to determine current market value. If, after the close of foreign markets, conditions change significantly, the price of certain foreign securities may be adjusted to reflect fair value as of the time of the valuation of the portfolio. Investments in money market funds are valued at their net asset value.

b. Options The Company may purchase and write (sell) put and call options. The Company purchases put options or writes call options to hedge the value of portfolio investments while it purchases call options and writes put options to obtain equity market exposure. The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the Company bears the risk of loss of the premium and a change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums received from writing options are reported as a liability on the Statement of Assets and Liabilities. Those that expire unexercised are treated by the Company on the expiration date as realized gains on written option transactions in the Statement of Operations. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss on written option transactions in the Statement of Operations. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss on investments in the Statement of Operations. If a written put option is exercised, the premium reduces the cost basis for the securities purchased by the Company and is parenthetically disclosed under cost of investments on the Statement of Assets and Liabilities. The Company as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option. See Note 4 for option activity.

c. Security Transactions and Investment Income Security transactions are recorded as of the trade date. Dividend income and distributions to stockholders are recorded as of the ex-dividend dates. Interest income, adjusted for amortization of discount and premium on investments, is earned from settlement date and is recognized on the accrual basis. Cost of short-term investments represent amortized cost.

d. Foreign Currency Translation and Transactions Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies versus U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Company’s Board of Directors. The Company does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. companies as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

2.  Fair Value Measurements - Various data inputs are used in determining the value of the Company’s investments. These inputs are summarized in a hierarchy consisting of the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities (including money market funds which are valued using amortized cost and which transact at net asset value, typically $1.00 per share),

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.), and

Level 3 - significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Company’s net assets as of March 31, 2019:

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2. Fair Value Measurements

Assets	Level 1	Level 2	Level 3	Total
Common stocks	$1,086,883,704	—	—	$1,086,883,704
Warrant	5,403	—	—	5,403
Purchased options	141,120	—	—	141,120
Money market fund	122,816,034	—	—	122,816,034
Total	$1,209,846,261	—	—	$1,209,846,261
Liabilities
Options written	($1,566,000)	—	—	($1,566,000)

Transfers of securities between levels, if any, are reported as of the actual date of reclassification. No such transfers occurred during the three months ended March 31, 2019.

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